Borrowings and financial liabilities - Issuance Of non-convertible bonds to Kreos (Details) € / shares in Units, € in Thousands					12 Months Ended
	Apr. 30, 2020 EUR (€) € / shares	Mar. 01, 2019 EUR (€)	Sep. 10, 2018 EUR (€) item installment	Jul. 10, 2015 € / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)
Disclosure of financial liabilities [line items]
Balance at beginning of period					€ 24,321
Net proceeds from the issuance of convertible notes and non-convertible bonds					8,730	€ 6,920	€ 7,260
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds					(453)	(350)	(305)
Repayment of non-convertible bonds					(3,214)	(2,292)
Balance at end of period					23,037	24,321
Amount of agreement	€ 24,000
Proceeds received					8,730	6,920	€ 7,260
Guarantee deposit related to the non-convertible bonds					€ 320	320
Number of warrants outstanding | shares					3,615,566		189,748
Exercise price per share | € / shares	€ 0.27			€ 6.00
Warrant term	5 years			4 years	5 years
Value of the equity instrument					€ 2,268	(8,284)	€ 7,006	€ 21,188
Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Net proceeds from the issuance of convertible notes and non-convertible bonds		€ 10,000
Amount of agreement			€ 10,000
Number of tranches | item			4
Amount of each tranche			€ 2,500
Interest rate			10.00%
Number of monthly repayment installments | installment			36
Prepayment notice period			30 days
Discount rate for prepayment			10.00%
Proceeds received		€ 10,000
Guarantee deposit related to the non-convertible bonds					320
Guarantee deposit per tranche					€ 80
Exercise price per share | € / shares					€ 2.67
Warrant term					7 years
Value of the equity instrument					€ 319
Financial liability determined using the amortized cost method					4,400	7,400
Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Balance at beginning of period					7,417	6,930
Net proceeds from the issuance of convertible notes and non-convertible bonds						2,420
(+) Guarantee deposit						80
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds						(50)
(+/-) Amortized cost					189	328
Repayment of non-convertible bonds					(3,214)	(2,292)
Balance at end of period					€ 4,392	7,417	€ 6,930
Proceeds received						€ 2,420
BSA Warrants , Kreos Tranche 1 | Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Number of warrants outstanding | shares					442,477